Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS

(a)	As of December 31, 2010 and 2011, the Group had the following outstanding balances with its related parties:

	As of December 31,
	2010	2011
Loan to an entity controlled by principal shareholders of the Group: (1)
Hunan Phoenix Ancient City Cultural Tourism Investment Co., Ltd. (formerly known as Hunan Phoenix Ancient City Tourism Co., Ltd.)	1,212	159
Receivable from a joint venture for operating expenses incurred on its behalf:
Beijing GoldenTom Information Technology Co., Ltd.	—	59
Others	—	3

Subtotal, non-trading	1,212	221

Trading receivable from a joint venture in respect of digital map data revenues: (2)
Beijing GoldenTom Information Technology Co., Ltd.	—	1,056

Total	1,212	1,277

(b)	Related party transactions consist of the following:

	Year ended December 31,
	2009	2010	2011
Research and development expenses associated with an entity controlled by principal shareholders of the Group: (3)
Beijing GaoDeTaiXin Technology Co., Ltd.	—	489	—
Revenue shared with a joint venture (2)
Beijing GoldenTom Information Technology Co., Ltd.	—	—	249

(1) The loans are payable on demand, no-interest bearing, and uncollateralized.

(2) On October 28, 2011, AutoNavi Software and TomTom Global established a joint venture of GoldenTom to provide digital map databases and traffic information in China (see "Note 8 Equity method investment"). Total revenue generated by GoldenTom was shared among GoldenTom, AutoNavi Software and TomTom by 10%, 65% and 25%, respectively. As of December 31, 2011, the receivable from GoldenTom was $1,056 including VAT of $153, of which $249 was recognized as revenue in 2011 and $645 recorded as deferred revenue due to post contract service term. The total shared revenue of $1,056 was not collected and recorded in accounts receivable as of December 31, 2011.

(3) In 2010, the Group had expenses of $489 relating to the outsourcing of a portion of research and development to Beijing GaoDeTaiXin Technology Co., Ltd.